Accounts Receivable, Net (Details) - Schedule of Movement of Allowance for Doubtful Accounts - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the year	¥ 557,073	¥ 710,168	¥ 210,146
Provision (Reversal) for the year	57,423	(82,825)	500,336
Write-off	(250)	(70,270)	(314)
Balance at the end of the year	¥ 614,246	¥ 557,073	¥ 710,168